BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES	12 Months Ended
Dec. 31, 2012
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES [Abstract]
BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES
15.	BUILD, SALE AND LEASE-BACK OF TWENTY-FOUR JUMBO DRY BARGES

On April 25, 2012, we entered into a barge building contract with a non-related third party whereby we agreed to sell twenty-four newbuilt jumbo dry barges.  In addition, at the same time we entered into a bareboat barge charter agreement with that same non-related third party to charter those twenty-four barges for a period of 10 years, with no purchase option at the end of the lease.

At December 31, 2012 the Company delivered and leased-back 14 jumbo dry barges.

At December 31, 2012, obligations under the operating lease were as follows:

Year ending December 31

2013	$2,019
2014	1,949
2015	1,879
2016	1,809
2017	1,739
Thereafter	7,430
Total	$16,825

Rent expense for the year ended December 31, 2012 was $266. When cash rental payments are not made on a straight-line basis, we recognize rental expense on a straight-line basis over the lease term.

Subsequent Events

After December 31, 2012, the Company delivered and leased-back the remaining 10 jumbo dry-barges.